Options (Details) - $ / shares	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Options
Options outstanding, Beginning	1,489,500	1,697,638
Cancelled		(142,737)
Expired	(85,000)
Options outstanding, Ending	1,404,500	1,554,901
Weighted average exercise price outstanding, beginning	$ 2.40	$ 2.92
Cancelled	0	1.07
Expired	32.70	0
Weighted average exercise price outstanding, ending	0.55	3.09
Weighted average grant date fair value, beginning	1.80	1.99
Cancelled	0	0.58
Expired	25.08	0
Weighted average grant date fair value, ending	$ 0.38	$ 2.12